EXCHANGEABLE NOTES (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EXCHANGEABLE NOTES
Balance as of beginning	$ 454,316	$ 427,112	$ 427,112	$ 126,420
Exchange to Series A redeemable convertible preferred shares (note 14)				(60,419)
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk	(9,719)		4,448	13,162	$ 1,065
Changes in fair values of exchangeable notes due to the instrument- specific credit risk	93		1,670	33	(132)
Repayments to exchangeable notes holders	(365,994)
Foreign currency translation adjustment	(1,609)		(6,797)	(31,048)	448
Balance as of ending	77,087		454,316	427,112	126,420
- Current portion			378,638
- Non-current portion	77,087		75,678
WFOE Exchangeable Notes
EXCHANGEABLE NOTES
Balance as of beginning	378,638	355,320	355,320	126,420
Exchange to Series A redeemable convertible preferred shares (note 14)				(60,419)
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk	(11,509)	3,144	737	13,162	1,065
Changes in fair values of exchangeable notes due to the instrument- specific credit risk	0	651	272	33	(132)
Repayments to exchangeable notes holders	(365,994)
Foreign currency translation adjustment	(1,135)		(5,574)	(31,048)	448
Balance as of ending			378,638	355,320	126,420
- Current portion			378,638
Lightning Speed Exchangeable Notes
EXCHANGEABLE NOTES
Balance as of beginning	75,678	71,792	71,792
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk	1,790	3,155	3,711	0	0
Changes in fair values of exchangeable notes due to the instrument- specific credit risk	93	$ 423	1,398	0	$ 0
Foreign currency translation adjustment	(474)		(1,223)
Balance as of ending	77,087		75,678	$ 71,792
- Non-current portion	$ 77,087		$ 75,678